UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549 FORM N-Q	OMB APPROVAL OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response: 20.0

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-21187

Registrant Name: PIMCO MUNICIPAL INCOME FUND III

Address of Principal Executive Offices: 1345 Avenue of the Americas New York, New York 10105

Name and Address of Agent for Service: Lawrence G. Altadonna – 1345 Avenue of the Americas New York, New York 10105

Registrant’s telephone number, including area code: 212-739-3371

Date of Fiscal Year End: September 30, 2006

Date of Reporting Period: June 30, 2006

Form N-Q is to be used by the registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (‘‘OMB’’) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
MUNICIPAL BONDS & NOTES–90.2%
	Alabama–1.4%
	Birmingham, GO, Ser. B (AMBAC),
$ 1,000	5.00%, 12/1/27	Aaa/AAA	$ 1,015,820
2,560	5.00%, 12/1/32	Aaa/AAA	2,593,459
5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev., 5.00%, 11/15/30, Ser. A	Baa1/NR	4,875,900
1,500	Colbert Cnty., Northwest Health Care Auth., Health Care Facs. Rev., 5.75%, 6/1/27	Baa3/NR	1,493,580
			9,978,759
	Alaska–0.7%
	State Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,926,676
1,000	5.25%, 6/1/32, Ser. C (MBIA)	Aaa/AAA	1,002,320
			4,928,996
	Arizona–2.8%
2,200	Health Facs. Auth. John C. Lincoln Health Network Rev., 7.00%, 12/1/25, (Pre-refunded @ $102, 12/1/10) (a)	NR/BBB	2,499,904
1,500	Maricopa Cnty. Pollution Control Corp., Pollution Control Rev., 5.05%, 5/1/29 (AMBAC)	Aaa/AAA	1,534,905
16,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/37, Ser. A (c)	Aa1/AA	16,363,840
			20,398,649
	Arkansas–0.1%
7,000	Arkansas Dev. Finance Auth. Rev., zero coupon, 7/1/46 (AMBAC)	Aaa/AAA	898,660
	California–7.8%
1,000	Alameda Public Financing Auth. Rev., 7.00%, 6/1/09	NR/NR	997,890
2,000	Chula Vista Community Facs. Dist., Special Tax, 5.25%, 9/1/30	NR/NR	1,972,920
	Golden State Tobacco Securitization Corp., Tobacco Settlement Rev., Ser. 2003-A-1,
27,585	6.25%, 6/1/33	Baa3/BBB	30,079,236
21,000	6.75%, 6/1/39	Baa3/BBB	23,511,600
			56,561,646
	Colorado–2.5%
	El Paso Cnty., CP (AMBAC),
1,735	5.00%, 12/1/23, Ser. A	Aaa/AAA	1,781,758
1,725	5.00%, 12/1/23, Ser. B	Aaa/AAA	1,771,489
2,820	5.00%, 12/1/27, Ser. A	Aaa/AAA	2,880,263
1,500	5.00%, 12/1/27, Ser. B	Aaa/AAA	1,532,055
1,500	Garfield Cnty. School Dist. Re-2, GO, 5.00%, 12/1/25 (FSA)	Aaa/NR	1,537,065
2,000	La Plata Cnty. School Dist. No. 9-R, Durango, GO, 5.25%, 11/1/25, (Pre-refunded @ $100, 11/1/12) (MBIA) (a)	Aaa/NR	2,137,120
4,000	Saddle Rock Met. Dist., GO, 5.35%, 12/1/31 (Radian)	NR/AA	4,054,040

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Colorado (continued)
$ 2,500	School Mines Auxiliary Facs. Rev., 5.00%, 12/1/37 (AMBAC)	Aaa/AAA	$ 2,535,425
			18,229,215
	Florida–6.4%
3,480	Brevard Cnty. Health Facs. Auth. Rev., 5.00%, 4/1/34	A2/A	3,490,370
8,000	Highlands Cnty. Health Facs. Auth. Rev., Adventist Health System, 5.25%, 11/15/23, Ser. B	A2/A+	8,203,600
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital, 5.25%, 10/1/34, Ser. B	A3/NR	2,558,700
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment Rev., 5.00%, 5/1/29 (MBIA)	Aaa/AAA	1,521,962
1,000	Orange Cnty. Housing Finance Auth. Multifamily Rev., Palm Grove Gardens, 5.25%, 1/1/28, Ser. G	Aaa/NR	1,017,020
15,000	Pinellas Cnty. Health Facs. Auth. Rev., Baycare Health, 5.50%, 11/15/33, (Pre-refunded @ $100, 5/15/13) (a)	Aa3/NR	16,187,850
7,500	South Miami Health Facs. Auth., Hospital Rev., Baptist Health, 5.25%, 11/15/33	Aa3/AA−	7,662,525
5,615	Tampa, Water & Sewer Rev., 5.00%, 10/1/26, Ser. A	Aa2/AA	5,735,161
			46,377,188
	Georgia–0.6%
4,000	Griffin Combined Public Utility Rev., 5.00%, 1/1/32 (AMBAC)	Aaa/AAA	4,105,680
	Idaho–0.9%
	State Building Auth. Building Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	Aaa/AAA	1,019,200
5,750	5.00%, 9/1/43	Aaa/AAA	5,843,955
			6,863,155
	Illinois–8.4%
2,250	Chicago, GO, 5.00%, 1/1/31, Ser. A (MBIA)	Aaa/AAA	2,285,550
	Chicago, Lake Shore East, Special Assessment,
1,600	6.625%, 12/1/22	NR/NR	1,706,416
3,456	6.75%, 12/1/32	NR/NR	3,690,628
5,000	Chicago Board of Education, GO, 5.00%, 12/1/31, Ser. C, (Pre-refunded @ $100,12/1/11) (FSA) (a)	Aaa/AAA	5,253,000
500	Chicago Board of Education School Reform, GO, zero coupon, 12/1/28, Ser. A (FGIC)	Aaa/AAA	159,000
3,000	Chicago Kingsbury Redev. Project, Tax Allocation, 6.57%, 2/15/13, Ser. A	NR/NR	3,082,500
7,000	Chicago Motor Fuel Tax Rev., 5.00%, 1/1/33, Ser. A (AMBAC)	Aaa/AAA	7,123,760
4,000	Chicago Park Dist., GO, 5.00%, 1/1/29, Ser. D (FGIC)	Aaa/AAA	4,058,080
2,500	Chicago Water Rev., 5.00%, 11/1/31, (Pre-refunded @ $100, 11/1/11) (AMBAC) (a)	Aaa/AAA	2,624,700
2,935	City of Springfield Rev., 5.00%, 3/1/35 (MBIA)	Aaa/AAA	2,981,989
	Educational Facs. Auth. Rev., Univ. of Chicago,
4,780	5.00%, 7/1/33	Aa1/AA	4,861,690

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Illinois (continued)
	Educational Facs. Auth. Rev., Univ. of Chicago,
$ 220	5.00%, 7/1/33, (Pre-refunded @ $100, 7/1/13) (a)	Aa1/AA	$ 232,470
165	5.25%, 7/1/41	Aa1/AA	170,643
4,160	5.25%, 7/1/41, (Pre-refunded @ $101, 7/1/11) (a)	Aa1/AA	4,427,224
9,045	Metropolitan Pier & Exposition Auth., Dedicated State Tax Rev., McCormick Place Expansion, 5.25%, 6/15/42 (MBIA)	Aaa/AAA	9,331,093
4,300	Round Lake, Special Tax Rev., 6.70%, 3/1/33	NR/NR	4,559,978
1,175	State Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	A2/NR	1,212,447
3,050	Univ. Rev., 5.00%, 4/1/30, Ser. A (AMBAC)	Aaa/AAA	3,092,121
			60,853,289
	Indiana–3.5%
7,535	Bond Bank Rev., 5.00%, 2/1/33, Ser. A (FSA)	Aaa/AAA	7,646,744
3,000	Brownsburg 1999 School Building Corp. Rev., 5.25%, 3/15/25, Ser. A, (Pre-refunded @ $100, 9/15/13) (FSA) (a)	Aaa/AAA	3,212,820
1,375	Fort Wayne Pollution Control Rev., 6.20%, 10/15/25	Caa1/B−	1,321,114
5,000	Indianapolis Local Public Improvement Board, Tax Allocation, 5.00%, 2/1/29, Ser. G (MBIA)	Aaa/AAA	5,083,750
	Michigan City Area Wide School Building Corp., Rev. (FGIC),
2,500	Zero coupon, 1/15/21	Aaa/AAA	1,248,125
1,000	Zero coupon, 7/15/21	Aaa/AAA	487,460
1,000	Zero coupon, 1/15/22	Aaa/AAA	473,780
1,000	Plainfield Parks Facs. Corp. Lease Rent Rev., 5.00%, 1/15/22 (AMBAC)	Aaa/AAA	1,028,800
	Portage Industrial Economic Dev. Rev. (c),
1,000	5.00%, 7/15/23	NR/BBB+	989,820
775	5.00%, 1/15/27	NR/BBB+	760,461
3,500	State Dev. Finance Auth. Pollution Control Rev., 5.00%, 3/1/30 (AMBAC)	Aaa/AAA	3,501,120
			25,753,994
	Iowa–1.6%
1,000	Tobacco Settlement Auth., Tobacco Settlement Rev., 5.60%, 6/1/35, Ser. B, (Pre-refunded @ $101, 6/1/11) (a)	Baa3/AAA	1,074,160
11,010	Tobacco Settlement Auth. of Iowa Rev., zero coupon, 6/1/34, Ser. B	Baa3/BBB	10,322,536
			11,396,696
	Kentucky–0.8%
	Economic Dev. Finance Auth. Hospital Facs. Rev.,
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,022,310
4,600	St. Luke's Hospital, 6.00%, 10/1/19	A3/A	5,024,442
			6,046,752
	Louisiana–0.9%
5,000	Public Facs. Auth. Rev., Ochsner Clinic Foundation, 5.50%, 5/15/32, Ser. B	A3/NR	5,070,850

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Lousiana (continued)
$ 1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001 B	Baa3/BBB	$ 1,671,608
			6,742,458
	Maryland–0.2%
1,500	State Health & Higher Educational Facs. Auth. Rev., Calvert Health Systems, 5.50%, 7/1/36	A2/NR	1,561,890
	Massachusetts–3.3%
1,000	State Dev. Finance Agcy. Rev., 5.75%, 7/1/33, Ser. C	Baa1/BBB+	1,042,860
7,000	State Health & Educational Facs. Auth. Rev., Harvard Univ., 5.125%, 7/15/37, Ser. FF	Aaa/AAA	7,217,350
4,910	State Housing Finance Agcy., Housing Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA−	4,940,098
3,225	State Water Pollution Abatement Trust Rev., 5.00%, 8/1/32, Ser. 8	Aaa/AAA	3,292,532
7,555	State Water Res. Auth. Rev., 5.00%, 8/1/32, Ser. J (FSA)	Aaa/AAA	7,693,181
			24,186,021
	Michigan–6.9%
12,240	Detroit Water Supply System, 5.00%, 7/1/34, Ser. B (MBIA)	Aaa/AAA	12,376,476
5,000	State Building Auth., Rev., 5.00%, 10/15/26, Ser. III (FSA)	Aaa/AAA	5,146,050
	State Hospital Finance Auth. Rev.,
175	Detroit Medical Center, 5.25%, 8/15/23	Ba3/BB−	159,498
4,000	Henry Ford Health System, 5.00%, 3/1/17, (Pre-refunded @ $100, 3/1/13) (a)	A1/A	4,193,320
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,615,146
575	6.00%, 4/1/22	A2/A	612,226
20,000	Trinity Health Credit, 5.375%, 12/1/30	Aa3/AA−	20,693,400
1,000	State Technical Univ., 5.00%, 10/1/33 (XLCA)	Aaa/AAA	1,012,470
			49,808,586
	Minnesota–0.3%
2,400	Upsala Independent School Dist. No. 487, GO, 5.00%, 2/1/28 (FGIC)	Aaa/AAA	2,456,544
	Mississippi–0.6%
	Business Finance Corp., Pollution Control Rev.,
3,000	5.875%, 4/1/22	Ba1/BBB−	3,013,140
1,250	5.90%, 5/1/22	Ba1/BBB−	1,257,400
			4,270,540
	Missouri–2.9%
4,000	Bi-State Dev. Agcy. Rev., Missouri Illinois Met. Dist., 5.00%, 10/1/32 (FSA)	Aaa/AAA	4,070,160
1,350	St. Louis Cnty. Industrial Dev. Auth., Housing Dev. Rev., 5.20%, 1/20/36 (GNMA)	NR/AAA	1,363,379
	St. Louis Industrial Dev. Auth. Rev. (GNMA),
1,500	5.125%, 12/20/29	NR/AAA	1,524,675
1,500	5.125%, 12/20/30	NR/AAA	1,516,380

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Missouri (continued)
$ 4,365	State Environmental Impt. & Energy Resources Auth., Water Pollution Control Rev., 5.00%, 7/1/23, Ser. B	Aaa/NR	$ 4,506,382
7,500	State Health & Educational Facs. Auth., Health Facs., St. Anthony's Medical Center, 6.25%, 12/1/30, (Pre-refunded @ $101, 12/1/10) (a)	A2/A	8,250,450
			21,231,426
	Montana–1.6%
11,250	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31 (AMBAC)	Aaa/AAA	11,471,400
	Nevada–0.6%
3,355	Henderson Health Care Fac. Rev., Catholic Healthcare West, 5.125%, 7/1/28	A3/A−	3,309,271
945	Henderson Local Impt. Dists., Special Assessment, 5.80%, 3/1/23	NR/NR	974,059
			4,283,330
	New Hampshire–0.7%
	Manchester Water Works Rev. (FGIC),
1,500	5.00%, 12/1/28	Aaa/AAA	1,533,435
3,250	5.00%, 12/1/34	Aaa/AAA	3,300,050
			4,833,485
	New Jersey–4.6%
	Camden Cnty.,
1,000	Improvement Auth., 5.00%, 2/15/35, Ser. A	Baa3/BBB	980,550
1,540	Improvement Auth. Rev., Cooper Health System, 6.00%, 2/15/27, (Pre-refunded @ $102, 2/15/07) (a)	Baa3/BBB	1,590,112
	Economic Dev. Auth.,
4,500	Kapkowski Rd. Landfill, 6.50%, 4/1/28	Baa3/NR	5,262,615
300	Newark Airport, 7.00%, 10/1/14	Ba3/NR	305,709
	Health Care Facs. Financing Auth. Rev.,
2,500	Middlesex Cnty. Pollution Control Auth. Rev., 5.75%, 9/15/32	Ba1/BBB−	2,625,725
3,000	Pascack Valley Hospital, 6.625%, 7/1/36	NR/B+	3,109,320
2,000	Somerset Medical Center, 5.50%, 7/1/33	Baa3/NR	2,013,460
2,000	South Port Corp., Rev., 5.10%, 1/1/33	NR/A	2,031,760
1,500	State Educational Facs. Auth. Rev., 6.00%, 7/1/25, Ser. D	NR/NR	1,618,680
	Tobacco Settlement Financing Corp. Rev.,
525	6.00%, 6/1/37	Baa3/BBB	552,888
1,000	6.125%, 6/1/24	Baa3/BBB	1,070,960
230	6.125%, 6/1/42	Baa3/BBB	243,554
350	6.25%, 6/1/43	Baa3/BBB	379,074
10,750	6.75%, 6/1/39	Baa3/BBB	11,955,397
			33,739,804
	New Mexico–0.1%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22	Baa2/BBB	1,011,930

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	New York–5.4%
$10,000	Metropolitan Transportation Auth. Rev., 5.25%, 11/15/32, Ser. B	A2/A	$ 10,414,000
	New York City Municipal Water Finance Auth., Water & Sewer System Rev.,
5,000	5.00%, 6/15/35, Ser. C	Aa2/AA+	5,075,150
1,500	5.00%, 6/15/39, Ser. A	Aa2/AA+	1,518,585
	State Dormitory Auth. Rev.,
4,000	Saint Barnabas Hospital, 5.125%, 2/1/22, Ser. A (FHA-AMBAC)	Aaa/AAA	4,152,880
11,590	Sloan-Kettering Center Memorial, 5.00%, 7/1/34, Ser. 1	Aa2/AA	11,733,021
3,800	State Personal Income Tax, 5.00%, 3/15/32, (Pre-refunded @ $100, 3/15/13) (a)	Aa3/AAA	4,018,652
2,000	State Environmental Facs. Corp. Rev., 5.00%, 6/15/28	Aaa/AAA	2,053,000
			38,965,288
	North Carolina–1.6%
2,000	Charlotte-Mecklenburg Hospital Auth., Healthcare System Rev., 5.00%, 1/15/33, Ser. A	Aa3/AA	2,025,500
	Eastern Municipal Power Agcy., Power System Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa2/BBB	2,028,060
2,000	5.125%, 1/1/26, Ser. D	Baa2/BBB	2,019,200
3,795	5.375%, 1/1/17, Ser. C	Baa2/BBB	3,956,136
1,500	Medical Care Commission, Health Care Facs. Rev., Cleveland Cnty., 5.00%, 7/1/35 (AMBAC)	Aaa/AAA	1,516,725
			11,545,621
	Ohio–0.3%
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	Aa3/AA−	2,565,650
	Oklahoma–0.5%
3,500	Tulsa Cnty. Industrial Auth. Rev., Legacy Apartments, 4.90%, 11/20/46 (FHA-GNMA)	Aaa/NR	3,451,280
	Pennsylvania–3.4%
4,350	Allegheny Cnty. Hospital Dev. Auth. Rev., 9.25%, 11/15/30, Ser. B	Ba3/B+	5,155,272
	Cumberland Cnty. Auth. Retirement Community Rev., Wesley Affiliated Services,
415	7.25%, 1/1/35, Ser. A	NR/NR	442,141
1,085	7.25%, 1/1/35, Ser. A, (Pre-refunded @ $101, 1/1/12) (a)	NR/NR	1,282,177
3,250	Delaware River Joint Toll Bridge, Commission Bridge Rev., 5.00%, 7/1/28	A2/A−	3,303,593
3,000	Lehigh Cnty. General Purpose Auth. Rev., St. Luke's Bethlehem Hospital, 5.375%, 8/15/33	Baa1/BBB	3,068,250
5,000	Philadelphia School Dist., GO, 5.125%, 6/1/34, Ser. D (FGIC)	Aaa/AAA	5,148,700
6,300	St. Mary Hospital Auth., Bucks Cnty. Rev., 5.00%, 12/1/28, (Partially pre-refunded @ $101, 6/1/08) (a)	Aa2/NR	6,077,547
			24,477,680
	Puerto Rico–0.3%
2,200	Electric Power Auth., Power Rev., 5.125%, 7/1/29, Ser. NN	A3/BBB+	2,227,676

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	South Carolina–2.0%
$ 7,500	Florence Cnty. Rev., McLeod Regional Medical Center, 5.00%, 11/1/31, Ser. A (FSA)	Aaa/AAA	$ 7,627,125
6,700	Jobs Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30	A3/A−	6,939,994
			14,567,119
	Tennessee–0.2%
1,250	Knox Cnty. Health Educational & Housing Facs., Board Hospital Facs. Rev., Catholic Healthcare Partners, 5.25%, 10/1/30	Aa3/AA−	1,280,587
	Texas–10.6%
4,135	Canyon Independent School Dist., GO, 5.00%, 2/15/28, Ser. A (PSF-GTD)	NR/AAA	4,202,235
2,500	Columbia & Brazoria Independent School Dist., GO, 5.00%, 8/1/29 (PSF-GTD)	NR/AAA	2,541,575
1,300	Comal Cnty. Health Facs., McKenna Memorial Hospital Project Rev., 6.25%, 2/1/32	Baa3/BBB−	1,389,388
	Denton Independent School Dist., GO (PSF-GTD),
6,000	zero coupon, 8/15/26	Aaa/AAA	2,009,940
6,000	zero coupon, 8/15/27	Aaa/AAA	1,891,500
5,000	zero coupon, 8/15/28	Aaa/AAA	1,484,000
6,000	zero coupon, 8/15/29	Aaa/AAA	1,677,240
2,000	zero coupon, 8/15/30	Aaa/AAA	526,160
8,000	zero coupon, 8/15/31	Aaa/AAA	1,980,320
4,400	Harris Cnty., GO, 5.125%, 8/15/31, (Pre-refunded @ $100, 8/15/12) (a)	Aa1/AA+	4,638,920
	Harris Cnty. Health Facs. Dev. Corp. Rev.,
5,000	Christus Health, 5.375%, 7/1/29, Ser. A, (Pre-refunded @ $101, 7/1/09) (MBIA) (a)	Aaa/AAA	5,251,950
2,750	St. Luke's Episcopal Hospital, 5.375%, 2/15/26, Ser. A (Pre-refunded @ $100, 8/15/11) (a)	NR/AAA	2,923,030
19,500	Harris Cnty. Rev., 5.125%, 8/15/32 (FSA)	Aaa/AAA	19,965,855
4,005	Houston, GO, 5.00%, 3/1/25 (MBIA)	Aaa/AAA	4,097,716
5,000	Houston Water & Sewer System Rev., 5.00%, 12/1/30, Ser. A, (Pre-refunded @ $100, 12/1/12) (FSA)(a)	Aaa/AAA	5,248,100
7,000	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	7,102,480
	Mesquite Independent School Dist. No. 1, GO, Ser. A (PSF-GTD),
1,365	zero coupon, 8/15/16	NR/AAA	838,438
1,000	zero coupon, 8/15/18	NR/AAA	553,840
1,000	zero coupon, 8/15/19	NR/AAA	524,100
1,000	zero coupon, 8/15/20	NR/AAA	496,150
2,105	Northwest Harris Cnty. Municipal Utility Dist. No. 16, GO, 5.30%, 10/1/29 (Radian)	NR/AA	2,138,301
4,000	State of Texas, GO, 4.75%, 4/1/36	Aa1/AA	3,881,920
2,000	Univ. Rev., 5.00%, 7/1/26, Ser. B	Aaa/AAA	2,059,680
			77,422,838

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Utah–0.8%
$ 1,750	Cnty. of Weber, IHC Health Services Rev., 5.00%, 8/15/30	Aa1/AA+	$ 1,761,655
4,100	Salt Lake Cnty. Hospital Rev., IHC Health Services, 5.125%, 2/15/33 (AMBAC)	Aaa/AAA	4,176,752
			5,938,407
	Washington–4.8%
6,375	Chelan Cnty. Public Utility Dist. Rev., 5.125%, 7/1/33, Ser. C (AMBAC)	Aaa/AAA	6,504,922
3,000	Port Seattle Rev., 5.00%, 9/1/24 (FGIC)	Aaa/AAA	3,076,410
23,230	Tobacco Settlement Auth., Tobacco Settlement Rev., 6.50%, 6/1/26	Baa3/BBB	25,283,997
			34,865,329
	Wisconsin–0.1%
560	Badger Tobacco Asset Securitization Corp., 6.00%, 6/1/17	Baa3/BBB	591,214
	Total Municipal Bonds & Notes (cost–$624,683,997)		655,888,782
VARIABLE RATE NOTES (b)(d)(e)–8.7%
	Arizona–0.2%
1,000	Salt River Project Agricultural Improvement & Power Dist., Rev., 8.11%, 1/1/35, Ser. 1227	Aa1/NR	1,117,550
	Colorado–0.4%
2,490	City of Colorado Springs, 7.576%, 11/15/30, Ser. 457	Aa2/NR	2,668,383
	Florida–0.3%
2,554	State Department of Transportation Turnpike Rev., 6.84%, 7/1/31, Ser. 1128	Aa2/NR	2,279,573
	Illinois–0.3%
1,990	Dev. Finance Auth., Gas Supply Rev., 9.325%, 2/1/11 (AMBAC)	NR/NR	2,096,465
	Michigan–1.6%
	Detroit Water Supply System Rev.,
5,720	9.127%, 1/1/11 (MBIA)	NR/AAA	6,276,499
4,990	9.533%, 7/1/11 (FSA)	NR/AAA	5,436,705
			11,713,204
	New York–2.4%
7,770	Liberty Dev. Corp. Rev., 7.32%, 10/1/35, Ser. 1183	Aa3/NR	9,292,221
1,636	New York City Municipal Water Finance Auth., Water & Sewer System Rev., 8.19%, 6/15/37, Ser. 1226	Aa2/NR	1,759,518
6,000	State Dormitory Auth., Univ. & College Improvement Rev., 8.19%, 3/15/35, Ser. 1216	NR/AAA	6,612,600
			17,664,339

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Credit Rating (Moody's/S&P)	Value*
	Ohio–0.4%
	Ohio Air Quality Dev. Auth. (FGIC),
$ 1,000	7.11%, 1/1/34, Ser. 1219	Aaa/AAA	$ 866,000
2,075	7.11%, 1/1/34, Ser. 1223	Aaa/AAA	1,797,282
			2,663,282
	Texas–1.7%
1,705	Crowley Independent School Dist., GO, 6.31%, 8/1/35, Ser. 1171 (PSF-GTD)	Aaa/NR	1,469,539
2,450	Dallas Area Rapid Transit Rev., 8.420%, 12/1/32 (FGIC)	NR/NR	2,605,306
2,028	Denton Independent School Dist., GO, 8.08%, 8/15/33, Ser. 951 (PSF-GTD)	Aaa/NR	2,170,418
1,870	Mansfield Independent School Dist., GO, 9.294%, 2/15/28 (PSF-GTD)	NR/NR	2,064,312
2,000	Sabine River Auth. Rev., 5.20%, 5/1/28	Baa2/BBB−	2,032,340
2,060	Univ. Rev., 8.586%, 8/15/33	NR/NR	2,232,175
			12,574,090
	Washington–1.4%
	King Cnty. Sewer Rev.,
3,000	8.11%, 1/1/35, Ser. 1200 (FSA)	Aaa/AAA	3,135,900
1,520	9.444%, 7/1/11 (FGIC)	NR/NR	1,631,507
3,655	Port Tacoma, GO, 8.915%, 12/1/33 (AMBAC)	NR/NR	3,934,169
1,510	Seattle Drain & Wastewater Rev., 9.479%, 7/1/10 (FGIC)	NR/NR	1,623,295
			10,324,871
	Total Variable Rate Notes (cost–$65,344,677)		63,101,757
VARIABLE RATE DEMAND NOTES (e)(f)–0.7%
	California–0.4%
200	City & Cnty. of San Francisco, GO, 3.90%, 7/6/06, Ser. D (MBIA)	VMIG1/A−1+	200,000
2,500	State of California, Daily Kindergarten Univ., GO, 3.97%, 7/3/06	VMIG1/A−1+	2,500,000
			2,700,000
	Kentucky–0.2%
1,395	Shelby Cnty. Lease Rev., 4.03%, 7/3/06, Ser. A	Aa1/NR	1,395,000
	New York–0.1%
1,150	New York City Transitional Finance Auth. Rev., 3.95%, 7/3/06	VMIG1/A−1+	1,150,000
	North Carolina–0.0%
100	City of Raleigh, CP, 3.96%, 7/5/06, Ser. B	VMIG1/A−1+	100,000
	Total Variable Rate Demand Notes (cost–$5,344,994)		5,345,000
U.S. TREASURY BILLS (h)–0.4%
2,740	4.70%-4.81%, 8/31/06-9/14/06 (cost–$2,713,324)		2,713,324
	Total Investments before options written (cost–$698,086,992)–100.0%		727,048,863

PIMCO Municipal Income Fund III
Schedule of Investments
June 30, 2006 (unaudited) (continued)

Principal Amount (000)		Value*
OPTIONS WRITTEN (g)–(0.0)%
Contracts
	Call Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
484	strike price $108, expires 8/25/06	(15,125)
	Put Options–(0.0)%
	U.S. Treasury Notes 10 yr. Futures, Chicago Board of Trade,
484	strike price $103, expires 8/25/06	(68,063)
	Total Options Written (premiums received–$132,979)	(83,188)
	Total Investments net of options written (cost–$697,954,013)–100.0%	$726,965,675

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security may be fair-valued, in good faith, pursuant to guidelines established by the Board of Trustees. The Fund's investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or are valued at the last sale price on the exchange that is the primary market for such securities, or the quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options and futures are valued at the settlement price determined by the relevant exchange. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily until settlement at the forward settlement value. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (‘‘NYSE’’) on each day the NYSE is open for business.

(a)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(b)	144A Security – Security exempt from registration, under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	When-issued security. To be settled after June 30, 2006.

(d)	Residual Interest Municipal Bonds (‘‘RIBS’’) / Residual Interest Tax Exempt Bonds (‘‘RITES’’) – The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index.

(e)	Variable Rate Notes – instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on June 30, 2006.

(f)	Maturity date shown is date of next put.

(g)	Non-income producing.

(h)	All or partial amount segregated as collateral for futures contracts and transactions in options written.

Glossary:

AMBAC – insured by American Municipal Bond Assurance Corp.

CP – Certificates of Participation

FGIC – insured by Financial Guaranty Insurance Co.

FHA – insured by Federal Housing Administration

FSA – insured by Financial Security Assurance, Inc.

GNMA – insured by Government National Mortgage Association

GO – General Obligation Bond

GTD – Guaranteed

MBIA – insured by Municipal Bond Investors Assurance

NR – Not Rated

PSF – Public School Fund

Radian – insured by Radian Guaranty, Inc.

XLCA – insured by XL Capital Assurance

Other Investments:

(1)	Futures contracts outstanding at June 30, 2006:

Type	Notional Amount (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: Financial Future Euro – 90 day	$143	6/18/07	$(84,175)
Financial Future Euro – 90 day	143	9/17/07	(80,400)
Financial Future Euro – 90 day	143	12/17/07	(78,975)
Financial Future Euro – 90 day	143	3/17/08	(76,838)
U.S. Treasury Notes 5 yr. Futures	992	9/29/06	(594,625)
U.S. Treasury Notes 10 yr. Futures	68	9/20/06	(43,562)
Short: U.S. Treasury Bond Futures	(2,321)	9/20/06	1,317,570
			$358,995

(2) Transactions in options written for the nine months ended June 30, 2006:

	Contracts	Premiums
Options outstanding, September 30, 2005	2,494	$682,598
Options written	3,433	862,146
Options terminated in closing transactions	(956)	(276,276)
Options expired	(4,003)	(1,135,489)
Options outstanding, June 30, 2006	968	$132,979

Item 2.    Controls and Procedures

(a) The registrant's President and Chief Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls or in factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.    Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Municipal Income Fund III
By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dated indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: August 17, 2006

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: August 17, 2006